CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' CAPITAL EQUITY/DEFICIENCY (USD $)	Common Stock [Member]	Additional paid-in capital [Member]	Accumulated Deficit [Member]	Total
Beginning Balance at Jun. 05, 2008
Proceeds from issuance of shares to founder on inception date at $0.000357 per share	$ 5,600	$ 14,400		$ 20,000
Proceeds from issuance of shares to founder on inception date at $0.000357 per share (Shares)	56,000,000
Proceeds from issuance of shares in a private placement at $0.00143 per share	2,450	32,550		35,000
Proceeds from issuance of shares in a private placement at $0.00143 per share (Shares)	24,500,000
Net loss - Comprehensive loss			(65,321)	(65,321)
Ending Balance at Nov. 30, 2010	8,050	46,950	(65,321)	(10,321)
Ending Balance (Shares) at Nov. 30, 2010	80,500,000
Net loss - Comprehensive loss			(72,352)	(72,352)
Ending Balance at Nov. 30, 2011	8,050	46,950	(137,673)	(82,673)
Beginning Balance (Shares) at Nov. 30, 2011	80,500,000
Shares cancelled	(3,387)	3,387
Shares cancelled (Shares)	(33,873,049)
Proceeds from issuance of shares and warrants, net of issuance expenses	110	1,071,551		1,071,661
Proceeds from issuance of shares and warrants, net of issuance expenses (Shares)	1,100,000
Stock based compensation related to options granted to employees		2,976,922		2,976,922
Stock-based compensation related to options granted to consultant		242,055		242,055
Shares issued for services	139	509,483		509,622
Shares issued for services (Shares)	1,390,952
Net loss - Comprehensive loss			(4,998,143)	(4,998,143)
Net loss				(4,998,143)
Ending Balance at Nov. 30, 2012	4,912	4,850,348	(5,135,816)	(280,556)
Ending Balance (Shares) at Nov. 30, 2012	49,117,903
Stock-based compensation expenses related to options granted to employees and directors		1,338,061		1,338,061
Stock-based compensation related to options granted to consultant		187,604		187,604
Issuance of shares and warrants	202	666,988		667,190
Issuance of shares and warrants (Shares)	2,026,718
Receipts on account of shares to be issued		6,144		6,144
Net loss - Comprehensive loss			(2,886,443)	(2,886,443)
Net loss				(2,886,443)
Ending Balance at May. 31, 2013	5,114	7,049,145	(8,022,259)	(968,000)
Ending Balance (Shares) at May. 31, 2013	51,144,621
Beginning Balance at Nov. 30, 2012	4,912	4,850,348	(5,135,816)	(280,556)
Beginning Balance (Shares) at Nov. 30, 2012	49,117,903
Shares issued for cash	202	666,988		667,190
Shares issued for cash (shares)	2,026,718
Stock-based compensation expenses related to options granted to employees and directors		2,795,655		2,795,655
Stock-based compensation related to options granted to consultant		316,312		316,312
Shares to be issued for services rendered		6,144		6,144
Net loss - Comprehensive loss			(5,539,159)	(5,539,159)
Net loss				(5,539,159)
Ending Balance at Nov. 30, 2013	5,114	8,635,447	(10,674,975)	(2,034,414)
Ending Balance (Shares) at Nov. 30, 2013	51,144,621
Stock-based compensation expenses related to options granted to employees and directors		621,084		621,084
Stock-based compensation related to options granted to consultant		779,073		779,073
Issuance of shares and warrants	177	921,823		922,000
Issuance of shares and warrants (Shares)	1,763,464
Conversions of convertible loans into shares and warrants	71	630,432		630,503
Conversions of convertible loans into shares and warrants (Shares)	713,023
Proceeds from exercise of stock options	62	562		624
Proceeds from exercise of stock options (Shares)	623,806
Net loss - Comprehensive loss			(2,505,322)	(2,505,322)
Net loss				(2,505,322)
Ending Balance at May. 31, 2014	$ 5,424	$ 11,588,421	$ (13,180,297)	$ (1,586,452)
Ending Balance (Shares) at May. 31, 2014	54,244,914